GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Rosetta Genomics Ltd. (the "Company") commenced its operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, RosettaGX Cancer Origin™, RosettaGX Reveal™, mi-LUNG™, and mi-KIDNEY™, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, Clinical Laboratories Improvement Amendments ("CLIA") certified lab. With the acquisition of CynoGen, Inc. (described in Note 1c below), the Company now offers a broader menu of molecular and other assays for bladder, lung, prostate and breast cancer patients through its new facility in Lake Forest, California.

b.
The Company has three wholly-owned subsidiaries in the United States: (1), Rosetta Genomics, Inc. (“Rosetta Inc.”), (2) Minuet Diagnostics, Inc. (“Minuet”), and (3) CynoGen, Inc. (“CynoGen” or “PersonalizeDx” and collectively with Rosetta Inc. and Minuet, the “U.S. Subsidiaries”). The principal business activities of the U.S. Subsidiaries are to commercialize the Company's products, perform tests in its CLIA-approved laboratories and expand the business of the Company in the United States (see Note 1c).

c.	Acquisition of CynoGen, Inc.

On April 13, 2015, the Company, through Rosetta Inc., acquired all of the outstanding shares of Minuet and CynoGen from Prelude Corporation, a Fjord Ventures portfolio company. CynoGen is a molecular diagnostics and services company serving community-based pathologists, urologists, oncologists and other reference laboratories across the United States. CynoGen is focused on the detection of genomic changes through Fluorescence in situ Hybridization ("FISH") technology, which helps to detect cancer, measure the potential aggressiveness of the disease and identify patients most likely to respond to targeted therapies.

The purchase price included $2,122 in cash, 500,000 of the Company’s Ordinary Shares, par value NIS 0.6 per share (“Ordinary Shares”) and the provision of certain assets and services at cost to Prelude Corporation. Prelude Corporation has accepted 120,000 of the Company’s Ordinary Shares in lieu of the provision of certain assets and services to it by the Company. The aggregate fair value of the 620,000 Ordinary Shares issued amounted to approximately $1,950.

The acquisition was accounted for under the purchase method of accounting, in accordance with Accounting Standard Codification ("ASC") 805, "Business Combinations", and accordingly the Company allocated the purchase price to assets acquired and liabilities assumed based on a preliminary purchase price allocation study. Following the purchase price allocation, the Company did not identify intangible assets to be recorded upon acquisition. As a result, the Company recognized a bargain purchased gain of approximately $155.

Acquisition costs in the amount of $707 consisted mainly of legal, tax and accounting fees and other external costs directly related to the acquisition and were included in operating expenses, as acquisition related costs.

The following represents the unaudited consolidated pro forma revenues and net loss for the years ended December 31, 2015 and 2014 assuming the acquisition of CynoGen occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations, which would have actually occurred, had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2015	2014
	Unaudited	Unaudited

Total revenues	$10,171	$7,877

Net loss	$19,370	$22,577

d.	Liquidity and Capital Resources

1.
The Company incurred an accumulated deficit of approximately $140,270 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2015. As of December 31, 2015, the Company’s total shareholders’ equity amounted to $19,620.

On February 18, 2015, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2015 Cantor Sales Agreement”) with Cantor Fitzgerald & Co., as sales agent (“Cantor”), and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. During 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 2,424,358 of its Ordinary Shares, and received gross proceeds of $10,540, before deducting issuance expenses in an amount of $512. The 2015 Cantor Sales Agreement was terminated on October 13, 2015.

In addition, on October 13, 2015, the Company entered into a Securities Purchase Agreement (the "2015 Securities Purchase Agreement"), pursuant to which the Company agreed to sell securities to various accredited investors (the "2015 Purchasers") in a private placement transaction (the "2015 Private Placement"). The Private Placement closed on October 16, 2015 (the "Closing Date").

Under the terms of the 2015 Private Placement, the Company issued an aggregate of 3,333,333 units at a purchase price of $2.40 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the "Shares"), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date (the “2015 Series A Warrants”), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the "2015 Warrants"). The 2015 Series B Warrants had an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 2,666,667 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $1.646 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 2,666,489 of the Company’s Ordinary Shares. The net proceeds to the Company from the 2015 Private Placement, after deducting placement agent fees and expenses, the Company’s offering expenses and excluding the proceeds, if any, from the exercise of the 2015 Warrants, were approximately $7,293.

During 2014, the Company sold through the 2013 Cantor Sales Agreement (as defined in note 9.b.8) an aggregate of 1,234,207 of its Ordinary Shares (“Ordinary Shares”), and received gross proceeds of $5,151 before deducting issuance expenses in an amount of $159. Sales of the Company’s Ordinary Shares under the Cantor Sales Agreements were made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

As of December 31, 2015, the Company's cash position (cash and cash equivalents and short-term bank deposits) totaled approximately $13,493. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to (1) obtain sufficient additional capital, (2) attract and retain knowledgeable employees, (3) increase its cash collections and (4) generate significant additional revenues. Management believes that these funds, together with its existing operating plan, which includes a cost-reduction plan should it be unable to raise sufficient additional capital, are sufficient for the Company and its subsidiaries to meet its obligations as they come due at least for a period of twelve months from the date the consolidated financial statements.

2.
Since March 23, 2016, that is the date of the consolidated financial statements, the Company undertook certain cost reduction measures that reduced its overall operating expenses in order to support its current operations.

On November 23, 2016, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with new investors to purchase (i). an aggregate of 1,095,000 of the Company’s Ordinary Shares (the “Shares”) at a purchase price of $0.50 per share and an aggregate principal amount of $3,160 unsecured convertible debentures (the “Registered Debentures”) in a registered direct offering (the “Registered Direct Offering”) and (ii). Warrants to purchase up to 10,000,000 Ordinary Shares with an initial exercise price of $0.85 per share (the “Warrants”) and an aggregate principal amount of approximately $1,293 unsecured convertible debentures (the “PIPE Debentures” and together with the Registered Debentures, the “Debentures”) in a concurrent private placement (the “Private Placement” and, together with the Registered Direct Offering, the “Offerings”).

On November 29, 2016, the Company received gross proceeds of approximately $3,708 for the 1,095,000 Shares, and for $3,160 in principal amount of Registered Debentures (the "Initial Closing"). A second closing at which the Company will receive gross proceeds of approximately $1,293 for the PIPE Debentures will be held upon the effectiveness of a resale registration statement covering the resale of the Ordinary Shares issuable upon conversion of the PIPE Debentures and upon exercise of the Warrants, subject to the satisfaction of customary closing conditions.

As a result, as of December 8, 2016, the Company's cash position (cash and cash equivalents and short-term bank deposits) totaled approximately $6,700. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to (1) obtain sufficient additional capital, (2) attract and retain knowledgeable employees, (3) increase its cash collections and (4) generate significant additional revenues. Management of the Company believes that these funds, together with its existing operating plan, which includes cost-reduction plan should it be unable to raise additional capital, should provide sufficient liquidity resources for the Company and its subsidiaries at least through the fourth quarter of 2017 (but less than twelve months from December 8, 2016) in order to maintain its operations.

There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term development and commercialization of its products.

e.	Parkway Clinical Laboratories, Inc. ("Parkway")

Parkway was a national, full-service CLIA-certified clinical laboratory service that was owned by the Company. On April 18, 2013 the Company signed a settlement agreement with Sanra Laboratories ("Sanra") in connection with the Company's sale of Parkway to Sanra. Under the terms of the agreement, Sanra and Parkway paid to the Company a total of $625 in 2013. As a result of this settlement, the Parkway asset has been removed from the balance sheets and the corresponding gain in the amount of $273 was recorded in the Consolidated Statements of Comprehensive Loss as income from discontinued operations for the year ended December 31, 2013.